PPM FUNDS

SUPPLEMENT DATED JULY 15, 2024
TO THE PROSPECTUS DATED APRIL 30, 2024

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX
This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.
Jon Nelson was added as a portfolio manager of PPM Core Plus Fixed Income Fund, effective July 1, 2024. Accordingly, the following changes are being made to the Prospectus:

In the PPM Core Plus Fixed Income Fund summary section of the Prospectus “Portfolio Management,” the paragraph and table under the sub-heading “Investment Adviser” are deleted and replaced with the following:

Investment Adviser:
PPM America, Inc. is the investment adviser for the Fund. Michael Kennedy, Josh Settle and Jon Nelson are primarily responsible for the day-to day management of the Fund.
Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA*	Portfolio Manager	Since inception
Josh Settle, CFA	Portfolio Manager	Since 2021
Jon Nelson	Portfolio Manager	Since July 2024
*Mr. Kennedy will retire in early 2025.
In the PPM Core Plus Fixed Income Fund summary section of the Prospectus “Purchase and Redemption of Fund Shares,” the first paragraph after the sub-heading “Minimum Investment” table is deleted and replaced with the following:

Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed and the proceeds sent to the investor. The Fund may also reduce or waive the minimum investment amount under certain circumstances. There is no investment minimum for subsequent investments.

In the PPM High Yield Core Fund summary section of the Prospectus “Portfolio Management,” the paragraph and table under the sub-heading “Investment Adviser” is deleted and replaced with the following:

Investment Adviser:
PPM America, Inc. is the investment adviser for the Fund. Adam Spielman, John Broz and Karl Petrovich are primarily responsible for the day-to day management of the Fund.
Portfolio Managers	Title	Length of Service
Adam Spielman	Portfolio Manager	Since 2018
John Broz	Portfolio Manager	Since 2019
Karl Petrovich	Portfolio Manager	Since inception

In the sub-section of the Prospectus entitled “Portfolio Manager(s)” under the section “Management of the Funds,” the following paragraphs are added before the table:

Michael Kennedy, Josh Settle and Jon Nelson are primarily responsible for the day-to day management of the Core Plus Fixed Income Fund. Mike, Josh and Jon are members of PPM’s Total Return Team which is comprised of Mike Kennedy, Josh Settle, Jon Nelson, David Frizzie, Mark Redfearn and Calvin Walker, who are collectively responsible for the stewardship of PPM’s investment grade public fixed income strategies through collaboration on risk positioning, security selection, sector relative value decisions, and the use of macro inputs.

Adam Spielman, John Broz and Karl Petrovich are primarily responsible for the day-to-day management of the PPM High Yield Core Fund. Adam, John and Karl are members of PPM’s Leveraged Credit Team which is comprised of six portfolio managers, who are collectively responsible for the stewardship of PPM’s leveraged credit strategies through collaboration on risk positioning, security selection, sector relative value decisions, and the use of macro inputs.

In the sub-section of the Prospectus entitled “Portfolio Manager(s)” under the section “Management of the Funds,” the table is deleted and replaced with the following:
Name	Title	Fund Responsibility	Length of Service
Michael Kennedy, CFA*	Portfolio Manager	Core Plus Fixed Income	Since inception
Josh Settle, CFA	Portfolio Manager	Core Plus Fixed Income	Since 2021
Jon Nelson	Portfolio Manager	Core Plus Fixed Income	Since July 2024
David Frizzie	Portfolio Manager	Core Plus Fixed Income	Since April 2024
Mark Redfearn	Portfolio Manager	Core Plus Fixed Income	Since April 2024
Calvin Walker	Portfolio Manager	Core Plus Fixed Income	Since April 2024
Adam Spielman	Portfolio Manager	High Yield Core	Since 2018
John Broz	Portfolio Manager	High Yield Core	Since 2019
Karl Petrovich	Portfolio Manager	High Yield Core	Since inception
*Mr. Kennedy will retire in early 2025.
Additionally, in the sub-section of the Prospectus entitled “Portfolio Managers” under the section “Management of the Funds,” the following paragraph on Jon Nelson is added as the third paragraph:

Jon Nelson is a vice president and portfolio manager on the total return team at PPM America, Inc. (“PPM”). He is responsible for investment and allocation decisions for the firm's core plus fixed income and investment grade credit plus strategies, which are managed on behalf of investors globally. In addition, he is responsible for making investment recommendations for the firm's other total return strategies. Prior to his current role, Jon was a credit analyst on the fixed income team at PPM and was responsible for the credit coverage and investment recommendations for the metals and mining, building products and homebuilding sectors. Prior to joining PPM in 2023, Jon was an analyst at DoubleLine. He earned a bachelor's degree in finance from the University of Minnesota. Jon is a CFA® charterholder.

Adam Spielman Adam Spielman is a senior managing director, portfolio manager and head of leveraged credit at PPM. In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s high yield and bank loan strategies which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Adam worked in the investment group at a Chicago-based software company. Previously, he was an investment banker at Lehman Brothers, and started his career at Peterson Consulting. Adam earned a master’s degree in business administration with concentrations in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

PPM FUNDS

SUPPLEMENT DATED JULY 15, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2024,
 AS SUPPLEMENTED MAY 15, 2024

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.
The following changes are being made to the Statement of Additional Information and are effective as of July 15, 2024:
Under the section “VIII. INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS – Portfolio Managers”, the table is deleted and replaced with the following:
Portfolio Managers

The table below shows the total number of accounts and assets each portfolio manager manages other than the Funds. Information is presented for each category as of December 31, 2023.

Number of Other Accounts Managed and Assets by Account Type
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Michael Kennedy	Core Plus Fixed Income	1	$1,669.84 million	-	-	4	$6,930.45 million
Josh Settle	Core Plus Fixed Income	1	$1,669.84 million	-	-	4	$6,930.45 million
Jon Nelson	Core Plus Fixed Income	-	-	-	-	-	-
Adam Spielman	High Yield Core	2	$2,273.67 million	2	$839.55 million	8	$2,738.05 million
John Broz	High Yield Core	2	$2,273.67 million	2	$839.55 million	2	$494.74 million
Karl Petrovich	High Yield Core	1	$1,406.87 million	2	$839.55 million	1	$47.69 million

Number of Other Accounts Managed and Assets by Account Type for Which Advisory Fee is Performance Based
		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Fund Responsibility	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Michael Kennedy	Core Plus Fixed Income	-	-	-	-	1	$116.35 million
Josh Settle	Core Plus Fixed Income	-	-	-	-	1	$116.35 million
Jon Nelson	Core Plus Fixed Income	-	-	-	-	-	-
Adam Spielman	High Yield Core	-	-	-	-	-	-
John Broz	High Yield Core	-	-	-	-	-	-
Karl Petrovich	High Yield Core	-	-	-	-	-	-